Derivative Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Liabilities [Abstract]
Schedule of Represents the Movement of Derivative Liabilities

The following table represents the movement of the derivative liabilities:

In thousands of USD
Balance at January 1, 2025	763,939
Issuance of June 2025 convertible senior notes (d)	212,026
Change in fair value of derivative liabilities	(415,921)
Derecognition of derivative liabilities on conversion (a)(b)	(122,091)
Balance at June 30, 2025	437,953

In thousands of USD
Balance at January 1, 2024	-
Issuance of Tether warrants (a)	11,106
Change in fair value of derivative liabilities	14,230
Balance at June 30, 2024	25,336
(a)	Tether warrants

In May 2024, the Group entered into a subscription agreement with Tether International Limited (“Tether”). Pursuant to the agreement, the Group agreed to issue and sell to Tether (i) 18,587,360 Class A ordinary shares and (ii) a warrant to purchase up to 5,000,000 Class A ordinary shares at an exercise price of US$10.00 per share (the “Tether Warrant”), for a total consideration of US$100,000,000. The warrant includes repricing adjustments for offerings at a price lower than the existing exercise price of the warrant and as a result, the Group has the obligation to issue a variable number of shares for a fixed total consideration upon exercise of the warrants.

The warrants are accounted for as a derivative instrument and measured at fair value at the issuance date and subsequently remeasured at each reporting date, with changes in fair value recognized in the profit or loss. For the periods ended June 30, 2025 and 2024, the Group recognized changes in fair value of derivative liability of US$42.6 million and US$14.2 million, respectively. The fair value of the warrant derivative was determined using the binomial model, with the assistance of an independent valuation specialist. Inputs to the model include assumptions about the expected volatility of the Group’s stock, the expected life of the warrants, the risk-free interest rate, and other factors.

In May 2025, the derivative liability related to the Tether Warrant was extinguished upon exercise, with the exercise price adjusted to US$9.64 per share as a result of the repricing adjustments by issuance of 5,186,627 Class A ordinary shares to Tether. The carrying amount of US$24.2 million included in the liabilities was reclassified to equity.

(b)	Embedded derivative for August 2024 convertible senior notes

In connection with the issuance of the August 2024 convertible senior notes, the Group recognized a derivative liability related to the embedded conversion feature. See Note 19 for further details on the accounting treatment of the convertible notes and associated derivative liability.

During the six months ended June 30, 2025, holders of the August 2024 convertible senior notes undertook both conversions and extinguishments, pursuant to which, the corresponding derivative liabilities associated with the embedded conversion features, amounting to US$19.0 million and US$78.9 million respectively, were reclassified to equity. See Note 19.

(d)	Embedded derivative for June 2025 convertible senior notes

In connection with the issuance of the June 2025 convertible senior notes, the Group recognized a derivative liability related to the embedded conversion feature. See Note 19 for further details on the accounting treatment of the convertible notes and associated derivative liability.

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

Schedule of Derivative Liabilities

The derivative liabilities balance as of June 30, 2025 and December 31, 2024 comprise of:

In thousands of USD	At June 30, 2025	At December 31, 2024
Tether warrants (a)	-	66,803
August 2024 convertible senior notes (b)	8,293	228,932
November 2024 convertible senior notes (c)	214,266	468,204
June 2025 convertible senior notes (d)	215,394	-
Balance at period end	437,953	763,939

(a)	Tether warrants

In May 2024, the Group entered into a subscription agreement with Tether International Limited (“Tether”). Pursuant to the agreement, the Group agreed to issue and sell to Tether (i) 18,587,360 Class A ordinary shares and (ii) a warrant to purchase up to 5,000,000 Class A ordinary shares at an exercise price of US$10.00 per share (the “Tether Warrant”), for a total consideration of US$100,000,000. The warrant includes repricing adjustments for offerings at a price lower than the existing exercise price of the warrant and as a result, the Group has the obligation to issue a variable number of shares for a fixed total consideration upon exercise of the warrants.

The warrants are accounted for as a derivative instrument and measured at fair value at the issuance date and subsequently remeasured at each reporting date, with changes in fair value recognized in the profit or loss. For the periods ended June 30, 2025 and 2024, the Group recognized changes in fair value of derivative liability of US$42.6 million and US$14.2 million, respectively. The fair value of the warrant derivative was determined using the binomial model, with the assistance of an independent valuation specialist. Inputs to the model include assumptions about the expected volatility of the Group’s stock, the expected life of the warrants, the risk-free interest rate, and other factors.

In May 2025, the derivative liability related to the Tether Warrant was extinguished upon exercise, with the exercise price adjusted to US$9.64 per share as a result of the repricing adjustments by issuance of 5,186,627 Class A ordinary shares to Tether. The carrying amount of US$24.2 million included in the liabilities was reclassified to equity.

(b)	Embedded derivative for August 2024 convertible senior notes

In connection with the issuance of the August 2024 convertible senior notes, the Group recognized a derivative liability related to the embedded conversion feature. See Note 19 for further details on the accounting treatment of the convertible notes and associated derivative liability.

During the six months ended June 30, 2025, holders of the August 2024 convertible senior notes undertook both conversions and extinguishments, pursuant to which, the corresponding derivative liabilities associated with the embedded conversion features, amounting to US$19.0 million and US$78.9 million respectively, were reclassified to equity. See Note 19.

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

(c)	Embedded derivative for November 2024 convertible senior notes

In connection with the issuance of the November 2024 convertible senior notes, the Group recognized a derivative liability related to the embedded conversion feature. See Note 19 for further details on the accounting treatment of the convertible notes and associated derivative liability.

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

(d)	Embedded derivative for June 2025 convertible senior notes

In connection with the issuance of the June 2025 convertible senior notes, the Group recognized a derivative liability related to the embedded conversion feature. See Note 19 for further details on the accounting treatment of the convertible notes and associated derivative liability.

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

Schedule of Value of Derivative Liability

The following table provides the inputs used in the model for determining the value of the warrant derivative:

	Periods ended June 30,
	2025	2024
Share price	8.83 – 14.30	5.82 - 10.26
Dividend yield (%)	-	-
Expected volatility (%)	94% - 133%	133% - 136%
Risk-free interest rate (%)	4.35%	5.13% - 5.19%

Schedule of Model Incorporates the Following Key Inputs and Assumptions

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

Periods ended June 30, 2025
Share price	8.83 - 14.18
Dividend yield (%)	-
Expected volatility (%)	111% - 121%
Risk-free interest rate (%)	3.74% - 4.05%

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

Periods ended June 30, 2025
Share price	8.83 - 11.48
Dividend yield (%)	-
Expected volatility (%)	115% - 121%
Risk-free interest rate (%)	3.76% - 3.95%

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

	Initial recognition - At June 23, 2025	At June 30, 2025
Share price	10.91	11.48
Dividend yield (%)	-	-
Expected volatility (%)	122%	121%
Risk-free interest rate (%)	4.01%	3.89%